Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Schedule of Inventories

	December 31, 2024	December 31, 2023
	$	$
Raw materials and consumables	162,003	100,780
Total inventories	162,003	100,780